Revenue	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Revenue

3. Revenue

Most of our revenues are derived from volume-based payment processing fees (“discount fees”) and other related fixed per transaction fees. Discount fees represent a percentage of the dollar amount of each credit or debit transaction processed and include fees relating to processing and services that we provide. The Company’s performance obligations in its contracts with customers is the promise to stand-ready to provide payment processing services (“processing services”) for an unknown or unspecified quantity of transactions and the consideration received is contingent upon the customer’s use (e.g., number of transactions submitted and processed) of the related processing services. Accordingly, the total transaction price is variable. These services are stand-ready obligations, as the timing and quantity of transactions to be processed is not determinable. Under a stand-ready obligation, the Company’s performance obligation is satisfied over time throughout the contract term rather than at a point in time. Because the service of standing ready to perform processing services is substantially the same each day and has the same pattern of transfer to the customer, the Company has determined that its stand-ready performance obligation comprises a series of distinct days of service. Discount fees and other fixed per transaction fees are recognized each day using a time-elapsed output method based on the volume or transaction count at the time the merchants’ transactions are processed.

Revenue recorded with by the Company in the capacity as a principal is reported at on a gross basis equal to the full amount of consideration to which the Company expects in exchange for the good or service transferred. Revenue recorded with the Company acting in the capacity of an agent is reported on a net basis, exclusive of any consideration provided to the principal party in the transaction.

Interchange and network fees

Within its contracts with customers, the Company incurs interchange and network pass-through charges from the third-party card issuers and payment networks, respectively, related to the provision of payment authorization and routing services. The Company has determined that it is acting as an agent with respect to these payment authorization and routing services and as such, the Company views the card-issuing bank and the payment network as the principal for these performance obligations. Therefore, revenue allocated to the payment authorization performance obligation is presented net of interchange and card network fees paid to the card issuing banks and card networks, respectively, for the three months ended March 31, 2020 and 2019 respectively.

Indirect relationships

As a result of its past acquisitions, the Company has legacy relationships with Independent Sales Organizations (each an “ISO”), whereby the Company acts as the merchant acquirer for the ISO. The ISO maintains a direct relationship with the sponsor bank and the transaction processor, rather than the Company. Consequently, the Company recognizes revenue for these relationships net of the residual amount remitted to the ISO, based on the fact that the ISO is primarily responsible for providing the transaction processing services to the merchant. The Company is not focused on this sales model, and this relationship will represent an increasingly smaller portion of the business over time.

Disaggregation of revenue

The table below presents a disaggregation of revenue by direct and indirect relationships for the three months ended:

	March 31, 2020	March 31, 2019
	(Successor)	(Predecessor)
Revenue
Direct relationships	$38,715,624	$22,309,716
Indirect relationships	746,913	713,689

Total Revenue	$39,462,537	$23,023,405

Contract Costs

The incremental costs of obtaining a contract are recognized as an asset if the cost is incremental to obtaining a contract, and whether the costs are recoverable from the client. If both criteria are not met, costs are expensed as incurred. If the amortization period of the capitalized commission cost asset is less than one year, the Company may elect a practical expedient per ASC 340-40-25-4 to expense commissions as incurred.

The Company currently incurs costs to obtain a contract through payments made to external referral partners. Any capitalized commission cost assets have an amortization period of one year or less, therefore the Company utilizes the practical expedient to expense commissions as incurred.

3. Revenue

The tables below show the effects of the adoption of Topic 606 on the Company’s consolidated statements of operations for the three month period and year ended December 31, 2019:

	July 11, 2019 to December 31, 2019 (Successor)			January 1, 2019 to July 10, 2019 (Predecessor)
(in thousands)	As Reported under ASC 606	Impact of ASC 606	Excluding Impact of Adoption	As Reported under ASC 606	Impact of ASC 606	Excluding Impact of Adoption	2019 Combined Including Impact of Adoption	2019 Combined Excluding Impact of Adoption
Revenue
Processing and service fees	$57,560	$(1,254)	$58,815	$47,043	$(2,358)	$49,401	$104,603	$108,216
Interchange and network fees	—	(27,593)	27,593	—	(29,989)	29,989	—	57,582

Total Revenue	57,560	(28,847)	86,407	47,043	(32,347)	79,390	104,603	165,797
Operating Expense
Interchange and network fees	—	(27,593)	27,593	—	(29,989)	29,989	—	57,582
Other Cost of Services	15,657	(1,254)	16,911	10,216	(2,358)	12,574	25,873	29,485
Selling general and administrative	45,758	—	45,758	51,201	—	51,201	96,960	96,960
Depreciation and amortization	23,757	—	23,757	6,223	—	6,223	29,980	29,980
Change in fair value of contingent consideration	—	—	—	—	—	—	—	—

Total Operating Expenses	85,172	(28,847)	114,019	67,640	(32,347)	99,987	152,812	214,006

Income (Loss) from Operations	$(27,611)	$—	$(27,611)	$(20,597)	$—	$(20,597)	$(48,209)	$(48,209)

Disaggregation of revenue

The table below presents a disaggregation of revenue by direct and indirect relationships.

	From July 11, 2019 to December 31, 2019	From January 1, 2019 to July 10, 2019
	(Successor)	(Predecessor)
Revenue
Direct relationships	$56,370,029	$45,693,961
Indirect relationships	1,190,440	1,348,956

Total Revenue	$57,560,470	$47,042,917

Contract Costs

The incremental costs of obtaining a contract are recognized as an asset if the cost is incremental to obtaining a contract, and whether the costs are recoverable from the client. If both criteria are not met, costs are expensed as incurred. If the amortization period of the capitalized commission cost asset is less than one year, the Company may elect a practical expedient per ASC 340-40-25-4 to expense commissions as incurred. The amortization period is consistent with the concept of useful life under other accounting guidance, which is defined as the period over which an asset is expected to contribute directly or indirectly to future cash flows.

The Company currently incurs costs to obtain a contract through payments made to external referral partners. Commission payments are made to the external referral partner on a monthly basis based on a percentage of the profit on the contract, for as long as the customer and the external referral partner have agreements with the Company. Any capitalized commission cost assets have an amortization period of one year or less, therefore the Company utilizes the practical expedient to expense commissions as incurred.

Costs to fulfill contracts with customers either give rise to an asset or are expensed as incurred. If the cost is not already covered by other applicable accounting literature, fulfilment costs are capitalized to the extent they directly relate to a specific contract, are used to generate or enhance resources used in satisfying performance obligations and are expected to be recovered. The Company does not have any costs incurred to fulfill a contract.

Practical Expedients

The Company has utilized the portfolio approach practical expedient per Topic 606-10-10-4, which allows the application of Topic 606 to a portfolio of contracts with similar characteristics provided the accounting does not differ materially to application of Topic 606 to the individual contract.

The Company has also utilized the practical expedient for immaterial goods and services per Topic 606-10-25-16A, which permits the Company not to recognize a promised good or service as a performance obligation if it is considered an immaterial promise in the context of the contract.